Balance Sheet Information (Details 2) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued liabilities:
Accrued expenses	$ 191,703	$ 112,711
Accrued interest	153,123	76,739
Accrued liabilities	$ 344,826	$ 189,450	$ 7,903